Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table provides the information required for our NEOs for each of the fiscal years ended December 31, 2023, December 31, 2022, December 31, 2021 and December 31, 2020 along with the required financial information required for each fiscal year. CAP is calculated in accordance with SEC rules and includes the increase or decrease in value of certain elements of compensation over each fiscal year, including compensation granted in a prior year. CAP does not correlate to the total amount of cash or equity compensation paid or received during each fiscal year. The calculations do not reflect the actual sale of stock underlying equity awards or the exercise of stock options by the executive, and the amount of compensation ultimately received may, in fact, be different from the CAP amounts disclosed in the table below:

					Year-end value of $100 invested on December 31, 2019 in:
	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO (1)(2)(3)	Average Summary Compensation Table Total for Non-PEO NEOs (4)	Average Compensation Actually Paid to Non-PEO NEOs (1)(2)(3)(4)	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income (in millions)	Revenue (in millions)
Year	$	$	$	$	$	$	$	$
2023	6,758,071	8,463,665	2,441,781	2,720,564	415.20	106.34	-25.0	241.6
2022	3,287,862	25,221,314	958,883	4,539,310	324.67	99.81	-36.2	93.5
2021	7,370,365	5,172,952	1,441,564	1,070,395	100.79	125.43	-44.2	30.3
2020	2,385,687	2,664,897	928,500	1,040,808	104.68	130.04	-28.7	25.6

(1)	For all years reported, the principal executive officer (“PEO”) was Waleed Hassanein, M.D., President and Chief Executive Officer.
(2)	Deductions from, and additions to, total compensation in the Summary Compensation Table (“SCT”) by year to calculate CAP include:

	2023		2022		2021		2020
	Waleed Hassanein, M.D. $	Average of Other Non-PEO NEOs $	Waleed Hassanein, M.D. $	Average of Other Non-PEO NEOs $	Waleed Hassanein, M.D. $	Average of Other Non-PEO NEOs $	Waleed Hassanein, M.D. $	Average of Other Non-PEO NEOs $
Total Compensation from SCT	6,758,071	2,441,781	3,287,862	958,883	7,370,365	1,441,564	2,385,687	928,500

Total Adjustments for Pension	—	—	—	—	—	—	—	—
Adjustments for Equity Awards	—	—	—	—	—	—	—	—
Adjustment for SCT grant date fair value	(4,940,575)	(1,738,234)	(1,825,900)	(328,662)	(6,377,940)	(977,265)	(1,445,960)	(405,485)
Year-end fair value of unvested awards granted in the current year	5,365,601	1,822,445	10,641,357	1,915,468	2,075,714	318,056	1,671,287	469,469
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(936,703)	(82,620)	8,789,191	1,344,256	(136,012)	(16,871)	67,306	9,332
Fair values at vest date for awards granted and vested in current year	532,735	93,271	1,647,831	296,601	949,688	145,504	312,077	87,658
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	1,684,536	183,922	2,680,973	352,765	1,291,136	159,408	(325,501)	(48,666)

	2023		2022		2021		2020
	Waleed Hassanein, M.D. $	Average of Other Non-PEO NEOs $	Waleed Hassanein, M.D. $	Average of Other Non-PEO NEOs $	Waleed Hassanein, M.D. $	Average of Other Non-PEO NEOs $	Waleed Hassanein, M.D. $	Average of Other Non-PEO NEOs $
Forfeitures during current year equal to prior year-end fair value	—	—	—	—	—	—	—	—
Dividends or dividend equivalents not otherwise included in total compensation	—	—	—	—	—	—	—	—

Total Adjustments for Equity Awards	1,705,594	278,784	21,933,452	3,580,427	(2,197,413)	(371,168)	279,210	112,309
Compensation Actually Paid (as calculated)	8,463,665	2,720,564	25,221,314	4,539,310	5,172,952	1,070,395	2,664,897	1,040,808

(3)
The valuation of RSU awards included as part of CAP was based on the grant date closing price and the closing price on the applicable vesting date or fiscal year end. The following summarizes the valuation assumptions used for stock option awards included as part of CAP:

a.	Expected life of each stock option is based on the “simplified method” using an average of the remaining vesting period and remaining term, as of the applicable vesting date or fiscal year end.

b.	The exercise price is based on each grant date closing price and fair value is based on the closing price on the applicable vesting date or fiscal year end.

c.	Risk free rate is based on the Treasury Constant Maturity rate closest to the remaining expected life as of the applicable vesting date or fiscal year end.

d.
Historical volatility is based on the daily price history for each year of remaining expected life prior to each applicable vesting date or fiscal year end; closing prices are provided by S&P Capital IQ and are adjusted for dividends and splits.

e.	Annual dividend yield on each applicable vesting date or fiscal year end is assumed to be zero.

f.	Note, Compensation Actually Paid for 2021, 2022, and 2023 has been revised from last year’s disclosure to reflect updated valuation assumptions.

(4)	No RSU awards vested in 2023, 2022, 2021 or 2020. The following table illustrates the valuation assumptions as of the vesting date for stock options that vested in each of 2023, 2022, 2021 and 2020:

	For Stock Options Vesting in
	2023	2022	2021	2020
Expected volatility	72% - 78%	69.15% - 76.30%	64.38% - 72.22%	56.71% - 71.56%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Expected term, in years	3.0 - 5.0	3.2 - 5.0	3.0 - 5.0	3.2 - 5.0
Risk-free interest rate	3.54% - 4.91%	0.97% - 4.48%	0.19% - 1.34%	0.15% - 1.69%

(5)	Non-CEO NEOs reflect the average SCT total compensation and average CAP for the following executives by year:

a.
2023: Stephen Gordon (Chief Financial Officer), Tamer Khayal, M.D. (Chief Commercial Officer), Nick Corcoran (Sr. Vice President of Supply Chain and Operations), and Anil Ranganath (Sr. Vice President, General Counsel and Corporate Secretary).

b.
2022: Stephen Gordon (Chief Financial Officer), Tamer Khayal, M.D. (Chief Commercial Officer), Miriam Provost, Ph.D. (Vice President of Global Regulatory Affairs), and Laura Damme (Vice President, Clinical Affairs).

c.
2021: Stephen Gordon (Chief Financial Officer), Tamer Khayal, M.D. (Chief Commercial Officer), Miriam Provost, Ph.D. (Vice President of Global Regulatory Affairs), and Laura Damme (Vice President, Clinical Affairs).

d.	2020: Stephen Gordon (Chief Financial Officer) and Tamer Khayal, M.D. (Chief Commercial Officer).

(6)	For purposes of the “Peer group total shareholder return” column of this table, the Nasdaq Healthcare Index (IXHC) was used as our selected peer group.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
(5)	Non-CEO NEOs reflect the average SCT total compensation and average CAP for the following executives by year:

a.
2023: Stephen Gordon (Chief Financial Officer), Tamer Khayal, M.D. (Chief Commercial Officer), Nick Corcoran (Sr. Vice President of Supply Chain and Operations), and Anil Ranganath (Sr. Vice President, General Counsel and Corporate Secretary).

b.
2022: Stephen Gordon (Chief Financial Officer), Tamer Khayal, M.D. (Chief Commercial Officer), Miriam Provost, Ph.D. (Vice President of Global Regulatory Affairs), and Laura Damme (Vice President, Clinical Affairs).

c.
2021: Stephen Gordon (Chief Financial Officer), Tamer Khayal, M.D. (Chief Commercial Officer), Miriam Provost, Ph.D. (Vice President of Global Regulatory Affairs), and Laura Damme (Vice President, Clinical Affairs).

d.	2020: Stephen Gordon (Chief Financial Officer) and Tamer Khayal, M.D. (Chief Commercial Officer).

Peer Group Issuers, Footnote	the Nasdaq Healthcare Index (IXHC) was used as our selected peer group.
PEO Total Compensation Amount	$ 6,758,071	$ 3,287,862	$ 7,370,365	$ 2,385,687
PEO Actually Paid Compensation Amount	$ 8,463,665	25,221,314	5,172,952	2,664,897
Adjustment To PEO Compensation, Footnote
(2)	Deductions from, and additions to, total compensation in the Summary Compensation Table (“SCT”) by year to calculate CAP include:

	2023		2022		2021		2020
	Waleed Hassanein, M.D. $	Average of Other Non-PEO NEOs $	Waleed Hassanein, M.D. $	Average of Other Non-PEO NEOs $	Waleed Hassanein, M.D. $	Average of Other Non-PEO NEOs $	Waleed Hassanein, M.D. $	Average of Other Non-PEO NEOs $
Total Compensation from SCT	6,758,071	2,441,781	3,287,862	958,883	7,370,365	1,441,564	2,385,687	928,500

Total Adjustments for Pension	—	—	—	—	—	—	—	—
Adjustments for Equity Awards	—	—	—	—	—	—	—	—
Adjustment for SCT grant date fair value	(4,940,575)	(1,738,234)	(1,825,900)	(328,662)	(6,377,940)	(977,265)	(1,445,960)	(405,485)
Year-end fair value of unvested awards granted in the current year	5,365,601	1,822,445	10,641,357	1,915,468	2,075,714	318,056	1,671,287	469,469
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(936,703)	(82,620)	8,789,191	1,344,256	(136,012)	(16,871)	67,306	9,332
Fair values at vest date for awards granted and vested in current year	532,735	93,271	1,647,831	296,601	949,688	145,504	312,077	87,658
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	1,684,536	183,922	2,680,973	352,765	1,291,136	159,408	(325,501)	(48,666)

	2023		2022		2021		2020
	Waleed Hassanein, M.D. $	Average of Other Non-PEO NEOs $	Waleed Hassanein, M.D. $	Average of Other Non-PEO NEOs $	Waleed Hassanein, M.D. $	Average of Other Non-PEO NEOs $	Waleed Hassanein, M.D. $	Average of Other Non-PEO NEOs $
Forfeitures during current year equal to prior year-end fair value	—	—	—	—	—	—	—	—
Dividends or dividend equivalents not otherwise included in total compensation	—	—	—	—	—	—	—	—

Total Adjustments for Equity Awards	1,705,594	278,784	21,933,452	3,580,427	(2,197,413)	(371,168)	279,210	112,309
Compensation Actually Paid (as calculated)	8,463,665	2,720,564	25,221,314	4,539,310	5,172,952	1,070,395	2,664,897	1,040,808

Non-PEO NEO Average Total Compensation Amount	$ 2,441,781	958,883	1,441,564	928,500
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,720,564	4,539,310	1,070,395	1,040,808
Adjustment to Non-PEO NEO Compensation Footnote
(2)	Deductions from, and additions to, total compensation in the Summary Compensation Table (“SCT”) by year to calculate CAP include:

	2023		2022		2021		2020
	Waleed Hassanein, M.D. $	Average of Other Non-PEO NEOs $	Waleed Hassanein, M.D. $	Average of Other Non-PEO NEOs $	Waleed Hassanein, M.D. $	Average of Other Non-PEO NEOs $	Waleed Hassanein, M.D. $	Average of Other Non-PEO NEOs $
Total Compensation from SCT	6,758,071	2,441,781	3,287,862	958,883	7,370,365	1,441,564	2,385,687	928,500

Total Adjustments for Pension	—	—	—	—	—	—	—	—
Adjustments for Equity Awards	—	—	—	—	—	—	—	—
Adjustment for SCT grant date fair value	(4,940,575)	(1,738,234)	(1,825,900)	(328,662)	(6,377,940)	(977,265)	(1,445,960)	(405,485)
Year-end fair value of unvested awards granted in the current year	5,365,601	1,822,445	10,641,357	1,915,468	2,075,714	318,056	1,671,287	469,469
Year-over-year difference of year-end fair values for unvested awards granted in prior years	(936,703)	(82,620)	8,789,191	1,344,256	(136,012)	(16,871)	67,306	9,332
Fair values at vest date for awards granted and vested in current year	532,735	93,271	1,647,831	296,601	949,688	145,504	312,077	87,658
Difference in fair values between prior year-end fair values and vest date fair values for awards granted in prior years	1,684,536	183,922	2,680,973	352,765	1,291,136	159,408	(325,501)	(48,666)

	2023		2022		2021		2020
	Waleed Hassanein, M.D. $	Average of Other Non-PEO NEOs $	Waleed Hassanein, M.D. $	Average of Other Non-PEO NEOs $	Waleed Hassanein, M.D. $	Average of Other Non-PEO NEOs $	Waleed Hassanein, M.D. $	Average of Other Non-PEO NEOs $
Forfeitures during current year equal to prior year-end fair value	—	—	—	—	—	—	—	—
Dividends or dividend equivalents not otherwise included in total compensation	—	—	—	—	—	—	—	—

Total Adjustments for Equity Awards	1,705,594	278,784	21,933,452	3,580,427	(2,197,413)	(371,168)	279,210	112,309
Compensation Actually Paid (as calculated)	8,463,665	2,720,564	25,221,314	4,539,310	5,172,952	1,070,395	2,664,897	1,040,808

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Tabular List of Financial Performance Measures
As described in greater detail in the CD&A, we have a significant focus on pay-for-performance.
The most important financial and
non-financial
performance measures used to link CAP (as calculated in accordance with the SEC rules), to our NEOs in 2023 to our performance were:

•	Revenue target of $144M;

•	Scaling production capacity to establish a minimum of one-to-two months inventory of perfusion modules finished goods inventory by December 31, 2023;

•	Establishment of TransMedics Aviation Services in a minimum of three U.S. hubs by December 31, 2023;

•	Recovery of OCS Lung business to ~$8M-$9M annualized;

•	FDA approval of TransMedics produced leukocyte filters by December 31, 2023;

•	Complete the OCS Heart animal post-approval study by December 31, 2023; and

•	Release OCS Liver product internationally by Fourth Quarter 2023.

Total Shareholder Return Amount	$ 415.2	324.67	100.79	104.68
Peer Group Total Shareholder Return Amount	106.34	99.81	125.43	130.04
Net Income (Loss)	$ (25,000,000)	$ (36,200,000)	$ (44,200,000)	$ (28,700,000)
Company Selected Measure Amount	241,600,000	93,500,000	30,300,000	25,600,000
PEO Name	Waleed Hassanein, M.D.	Waleed Hassanein, M.D.	Waleed Hassanein, M.D.	Waleed Hassanein, M.D.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue target of $144M
Measure:: 2
Pay vs Performance Disclosure
Name	Scaling production capacity to establish a minimum of one-to-two months inventory of perfusion modules finished goods inventory by December 31, 2023
Measure:: 3
Pay vs Performance Disclosure
Name	Establishment of TransMedics Aviation Services in a minimum of three U.S. hubs by December 31, 2023
Measure:: 4
Pay vs Performance Disclosure
Name	Recovery of OCS Lung business to ~$8M-$9M annualized
Measure:: 5
Pay vs Performance Disclosure
Name	FDA approval of TransMedics produced leukocyte filters by December 31, 2023
Measure:: 6
Pay vs Performance Disclosure
Name	Complete the OCS Heart animal post-approval study by December 31, 2023
Measure:: 7
Pay vs Performance Disclosure
Name	Release OCS Liver product internationally by Fourth Quarter 2023
PEO | Total Adjustments For Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0
PEO | Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Adjustment For Sct Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,940,575)	(1,825,900)	(6,377,940)	(1,445,960)
PEO | Year End Fair Value Of Unvested Awards Granted In The Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,365,601	10,641,357	2,075,714	1,671,287
PEO | Year Over Year Difference Of YearEnd Fair Values For Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(936,703)	8,789,191	(136,012)	67,306
PEO | Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	532,735	1,647,831	949,688	312,077
PEO | Difference In Fair Values Between Prior YearEnd Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,684,536	2,680,973	1,291,136	(325,501)
PEO | Forfeitures During Current Year Equal To Prior YearEnd Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Dividends Or Dividend Equivalents Not Otherwise Included In Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Total Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,705,594	21,933,452	(2,197,413)	279,210
Non-PEO NEO | Total Adjustments For Pension [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Adjustment For Sct Grant Date Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,738,234)	(328,662)	(977,265)	(405,485)
Non-PEO NEO | Year End Fair Value Of Unvested Awards Granted In The Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,822,445	1,915,468	318,056	469,469
Non-PEO NEO | Year Over Year Difference Of YearEnd Fair Values For Unvested Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(82,620)	1,344,256	(16,871)	9,332
Non-PEO NEO | Fair Values At Vest Date For Awards Granted And Vested In Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	93,271	296,601	145,504	87,658
Non-PEO NEO | Difference In Fair Values Between Prior YearEnd Fair Values And Vest Date Fair Values For Awards Granted In Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	183,922	352,765	159,408	(48,666)
Non-PEO NEO | Forfeitures During Current Year Equal To Prior YearEnd Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Dividends Or Dividend Equivalents Not Otherwise Included In Total Compensation [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Total Adjustments For Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 278,784	$ 3,580,427	$ (371,168)	$ 112,309